Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Alpha Strategy Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Micro Cap Growth Fund

Value Opportunities Fund

For the period ended July 31, 2023

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.12%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.12%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	5,059,477	$127,954,159
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,382,669	67,095,955
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	6,763,836	127,363,032
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	3,479,972	63,857,485
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	6,766,624	131,949,170
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(d)	7,130,097	131,835,494
Total Investments in Underlying Funds (cost 641,387,066)		650,055,295
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Repurchase Agreements 0.07%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $580,500 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $496,441; proceeds: $486,689 (cost $486,651)	$486,651	$486,651
Total Investments in Securities 100.19% (cost $641,873,717)		650,541,946
Other Assets and Liabilities – Net (0.19)%		(1,247,034)
Net Assets 100.00%		$649,294,912

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$650,055,295	$–	$–	$650,055,295
Short-Term Investments
Repurchase Agreements	–	486,651	–	486,651
Total	$650,055,295	$486,651	$–	$650,541,946

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.19%

COMMON STOCKS 98.19%

Aerospace & Defense 1.51%
TransDigm Group, Inc.	605	$544,331

Automobiles 1.97%
Tesla, Inc.*	2,653	709,492

Biotechnology 2.34%
Argenx SE ADR*	1,671	842,986

Broadline Retail 6.07%
Amazon.com, Inc.*	12,018	1,606,566
MercadoLibre, Inc. (Uruguay)*(a)	466	576,932
Total		2,183,498

Communications Equipment 2.37%
Arista Networks, Inc.*	5,492	851,754

Entertainment 5.62%
Netflix, Inc.*	3,121	1,370,025
Spotify Technology SA (Sweden)*(a)	4,361	651,577
Total		2,021,602

Financial Services 1.76%
Mastercard, Inc. Class A	1,604	632,425

Ground Transportation 2.04%
Uber Technologies, Inc.*	14,862	735,075

Health Care Equipment & Supplies 7.41%
Dexcom, Inc.*	7,586	944,912
Intuitive Surgical, Inc.*	2,529	820,408
TransMedics Group, Inc.*	9,652	899,373
Total		2,664,693

Information Technology Services 7.93%
MongoDB, Inc. Class A*	2,627	1,112,272
Shopify, Inc. Class A (Canada)*(a)	25,752	1,740,320
Total		2,852,592

Investments	Shares	Fair Value
Interactive Media & Services 7.06%
Alphabet, Inc. Class A*	9,519	$1,263,362
Meta Platforms, Inc. Class A*	4,006	1,276,311
Total		2,539,673

Media 3.11%
Trade Desk, Inc. Class A*	12,271	1,119,852

Pharmaceuticals 1.85%
Eli Lilly & Co.	1,466	666,370

Semiconductors & Semiconductor Equipment 20.62%
Advanced Micro Devices, Inc.*	7,185	821,964
Applied Materials, Inc.	5,808	880,435
Lattice Semiconductor Corp.*	11,580	1,053,085
Monolithic Power Systems, Inc.	1,546	864,972
NVIDIA Corp.	8,122	3,795,329
Total		7,415,785

Software 17.11%
Adobe, Inc.*	2,068	1,129,479
Cadence Design Systems, Inc.*	2,885	675,119
HubSpot, Inc.*	1,774	1,029,896
Microsoft Corp.	7,280	2,445,498
ServiceNow, Inc.*	1,497	872,751
Total		6,152,743

Technology Hardware, Storage & Peripherals 7.90%
Apple, Inc.	14,460	2,840,667

Textiles, Apparel & Luxury Goods 1.52%
Lululemon Athletica, Inc. (Canada)*(a)	1,440	545,083
Total Common Stocks (cost $27,028,419)		35,318,621

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND July 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.35%

Repurchase Agreements 2.35%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $1,009,300 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $863,149; proceeds: $846,258 (cost $846,192)	$846,192	$846,192
Total Investments in Securities 100.54% (cost $27,874,611)		36,164,813
Other Assets and Liabilities – Net (0.54)%		(192,553)
Net Assets 100.00%		$35,972,260

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$35,318,621	$–	$–	$35,318,621
Short-Term Investments
Repurchase Agreements	–	846,192	–	846,192
Total	$35,318,621	$846,192	$–	$36,164,813

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.35%

COMMON STOCKS 99.35%

Aerospace & Defense 2.99%
RTX Corp.	7,470	$656,837

Air Freight & Logistics 3.35%
Expeditors International of Washington, Inc.	5,780	735,794

Automobiles 2.88%
General Motors Co.	16,500	633,105

Banks 6.90%
JPMorgan Chase & Co.	5,780	913,009
Wells Fargo & Co.	13,040	601,926
Total		1,514,935

Biotechnology 3.13%
AbbVie, Inc.	4,590	686,572

Building Products 3.24%
Masco Corp.	11,730	711,776

Capital Markets 7.54%
Charles Schwab Corp.	11,877	785,070
KKR & Co., Inc.	14,650	869,917
Total		1,654,987

Consumer Staples Distribution & Retail 5.23%
BJ’s Wholesale Club Holdings, Inc.*	9,300	616,683
Target Corp.	3,890	530,868
Total		1,147,551

Energy Equipment & Services 3.38%
Schlumberger NV	12,720	742,085

Financial Services 6.35%
Fiserv, Inc.*	5,610	708,038
PayPal Holdings, Inc.*	9,039	685,337
Total		1,393,375
Investments	Shares	Fair Value
Ground Transportation 2.89%
Norfolk Southern Corp.	2,720	$635,365

Health Care Providers & Services 3.69%
Molina Healthcare, Inc.*	2,660	809,943

Hotels, Restaurants & Leisure 3.44%
Caesars Entertainment, Inc.*	12,790	754,866

Insurance 6.28%
Allstate Corp.	6,460	727,913
RenaissanceRe Holdings Ltd.	3,478	649,551
Total		1,377,464

Interactive Media & Services 3.95%
Alphabet, Inc. Class A*	6,540	867,989

Machinery 3.53%
Parker-Hannifin Corp.	1,890	774,919

Oil, Gas & Consumable Fuels 6.88%
Chesapeake Energy Corp.	6,458	544,668
Pioneer Natural Resources Co.	2,330	525,811
Shell PLC ADR	7,130	439,422
Total		1,509,901

Pharmaceuticals 2.57%
Organon & Co.	25,700	564,886

Real Estate Management & Development 2.32%
CBRE Group, Inc. Class A*	6,120	509,857

Semiconductors & Semiconductor Equipment 3.25%
Micron Technology, Inc.	9,990	713,186

Software 7.85%
Adobe, Inc.*	1,920	1,048,647
Microsoft Corp.	2,010	675,199
Total		1,723,846

Specialty Retail 2.21%
Valvoline, Inc.	12,760	484,497

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND July 31, 2023

Investments	Shares	Fair Value
Trading Companies & Distributors 3.55%
AerCap Holdings NV (Ireland)*(a)	12,210	$779,120

Wireless Telecommunication Services 1.95%
T-Mobile U.S., Inc.*	3,100	427,087
Total Investments in Securities 99.35% (cost $19,134,203)		21,809,943
Other Assets and Liabilities – Net 0.65%		142,748
Net Assets 100.00%		$21,952,691

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$21,809,943	$–	$–	$21,809,943
Total	$21,809,943	$–	$–	$21,809,943

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.66%

COMMON STOCKS 99.66%

Air Freight & Logistics 0.68%
Radiant Logistics, Inc.*	108,440	$834,988

Automobile Components 3.85%
Dorman Products, Inc.*	28,856	2,443,815
Gentherm, Inc.*	38,283	2,288,175
Total		4,731,990

Banks 11.14%
Axos Financial, Inc.*	28,215	1,326,105
Bancorp, Inc.*	73,800	2,797,020
First BanCorp	160,196	2,378,911
Prosperity Bancshares, Inc.	33,975	2,151,297
Seacoast Banking Corp. of Florida	77,954	1,926,243
Wintrust Financial Corp.	36,829	3,106,894
Total		13,686,470

Building Products 3.29%
Masonite International Corp.*	38,644	4,040,230

Capital Markets 7.13%
Bridge Investment Group Holdings, Inc. Class A	240,100	3,003,651
CI Financial Corp.(a)	245,200	3,101,608
Moelis & Co. Class A	54,208	2,646,977
Total		8,752,236

Chemicals 2.08%
Element Solutions, Inc.	122,010	2,557,330

Commercial Services & Supplies 4.07%
Brady Corp. Class A	63,383	3,269,295
SP Plus Corp.*	45,118	1,734,787
Total		5,004,082

Construction Materials 1.96%
Eagle Materials, Inc.	13,088	2,413,035
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.30%
Advanced Energy Industries, Inc.	19,972	$2,500,095
Belden, Inc.	37,921	3,664,685
Mirion Technologies, Inc. Class A*	370,854	2,799,948
Total		8,964,728

Energy Equipment & Services 2.89%
TechnipFMC PLC (United Kingdom)*(b)	193,919	3,556,474

Financial Services 6.32%
Compass Diversified Holdings	151,174	3,405,950
Euronet Worldwide, Inc.*	18,116	1,591,853
International Money Express, Inc.*	113,977	2,761,663
Total		7,759,466

Health Care Providers & Services 3.84%
AMN Healthcare Services, Inc.*	22,007	2,358,050
Tenet Healthcare Corp.*	31,582	2,360,123
Total		4,718,173

Hotels, Restaurants & Leisure 1.52%
Dave & Buster’s Entertainment, Inc.*	40,800	1,868,640

Household Products 1.97%
Spectrum Brands Holdings, Inc.	30,872	2,420,674

Information Technology Services 1.35%
Perficient, Inc.*	26,061	1,662,431

Insurance 8.01%
Kemper Corp.	66,573	3,393,226
RenaissanceRe Holdings Ltd.	13,127	2,451,598
Stewart Information Services Corp.	43,694	2,059,298
White Mountains Insurance Group Ltd.	1,248	1,930,681
Total		9,834,803

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND July 31, 2023

Investments	Shares	Fair Value
Interactive Media & Services 2.97%
Cars.com, Inc.*	159,957	$3,648,619

Leisure Products 2.33%
YETI Holdings, Inc.*	67,085	2,857,821

Life Sciences Tools & Services 0.94%
Medpace Holdings, Inc.*	4,551	1,152,177

Machinery 2.28%
Columbus McKinnon Corp.	66,166	2,801,468

Oil, Gas & Consumable Fuels 4.80%
MEG Energy Corp.*(a)	170,000	3,030,903
Permian Resources Corp. Class A	245,226	2,866,692
Total		5,897,595

Pharmaceuticals 2.81%
Organon & Co.	156,817	3,446,838

Professional Services 4.25%
TrueBlue, Inc.*	112,500	1,681,875
WNS Holdings Ltd. ADR*	51,179	3,536,981
Total		5,218,856

Real Estate Management & Development 2.45%
Marcus & Millichap, Inc.	81,891	3,003,762

Semiconductors & Semiconductor Equipment 2.46%
FormFactor, Inc.*	81,169	3,016,240

Specialty Retail 4.19%
Academy Sports & Outdoors, Inc.	44,043	2,633,331
Boot Barn Holdings, Inc.*	26,729	2,509,853
Total		5,143,184

Trading Companies & Distributors 2.78%
MRC Global, Inc.*	302,805	3,418,668
Total Common Stocks (cost $111,618,182)		122,410,978
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.79%

Repurchase Agreements 0.79%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $1,148,900 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $982,534; proceeds: $963,289 (cost $963,214)	$963,214	$963,214
Total Investments in Securities 100.45% (cost $112,581,396)		123,374,192
Other Assets and Liabilities – Net (0.45)%		(548,506)
Net Assets 100.00%		$122,825,686

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$122,410,978	$–	$–	$122,410,978
Short-Term Investments
Repurchase Agreements	–	963,214	–	963,214
Total	$122,410,978	$963,214	$–	$123,374,192

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

COMMON STOCKS 99.54%

Aerospace & Defense 3.08%
Lockheed Martin Corp.	62,940	$28,094,528
RTX Corp.	375,400	33,008,922
Total		61,103,450

Air Freight & Logistics 1.59%
Expeditors International of Washington, Inc.	247,390	31,492,747

Automobiles 1.64%
General Motors Co.	848,170	32,544,283

Banks 5.45%
JPMorgan Chase & Co.	441,010	69,661,940
Wells Fargo & Co.	831,340	38,374,654
Total		108,036,594

Beverages 1.47%
Carlsberg AS Class B(a)	194,790	29,215,017

Biotechnology 2.79%
AbbVie, Inc.	260,290	38,934,178
Biogen, Inc.*	60,380	16,314,072
Total		55,248,250

Building Products 3.29%
Builders FirstSource, Inc.*	210,600	30,416,958
Masco Corp.	574,790	34,878,257
Total		65,295,215

Capital Markets 6.66%
Ameriprise Financial, Inc.	83,580	29,123,451
Charles Schwab Corp.	645,113	42,641,969
KKR & Co., Inc.	487,990	28,976,846
Morgan Stanley	341,430	31,261,331
Total		132,003,597

Chemicals 0.78%
Dow, Inc.	273,060	15,419,698
Investments	Shares	Fair Value
Construction & Engineering 2.08%
EMCOR Group, Inc.	192,000	$41,287,680

Consumer Finance 1.43%
American Express Co.	167,620	28,307,666

Consumer Staples Distribution & Retail 3.09%
BJ’s Wholesale Club Holdings, Inc.*	540,580	35,845,860
Target Corp.	186,140	25,402,526
Total		61,248,386

Electric: Utilities 2.09%
FirstEnergy Corp.	451,740	17,794,039
NextEra Energy, Inc.	321,220	23,545,426
Total		41,339,465

Electronic Equipment, Instruments & Components 1.08%
Teledyne Technologies, Inc.*	55,550	21,360,642

Energy Equipment & Services 2.45%
Schlumberger NV	833,110	48,603,637

Financial Services 3.39%
Fiserv, Inc.*	265,080	33,455,747
PayPal Holdings, Inc.*	443,880	33,654,981
Total		67,110,728

Ground Transportation 1.55%
Norfolk Southern Corp.	131,460	30,707,741

Health Care Equipment & Supplies 1.28%
Becton Dickinson & Co.	91,170	25,401,785

Health Care Providers & Services 6.41%
Laboratory Corp. of America Holdings	123,010	26,315,529
McKesson Corp.	66,870	26,908,488
Molina Healthcare, Inc.*	100,420	30,576,886
UnitedHealth Group, Inc.	85,620	43,355,399
Total		127,156,302

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND July 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.66%
Caesars Entertainment, Inc.*	558,630	$32,970,343

Household Products 0.98%
Procter & Gamble Co.	124,350	19,435,905

Industrial REITS 0.98%
Prologis, Inc.	155,830	19,439,793

Insurance 6.15%
Allstate Corp.	343,120	38,662,762
Arch Capital Group Ltd.*	349,880	27,182,177
Arthur J Gallagher & Co.	134,250	28,836,900
RenaissanceRe Holdings Ltd.	146,398	27,341,290
Total		122,023,129

Interactive Media & Services 2.66%
Alphabet, Inc. Class A*	397,530	52,760,182

Life Sciences Tools & Services 1.53%
Fortrea Holdings, Inc.*	123,010	3,931,400
Thermo Fisher Scientific, Inc.	48,000	26,335,680
Total		30,267,080

Machinery 2.02%
Parker-Hannifin Corp.	97,460	39,959,575

Media 1.72%
Comcast Corp. Class A	753,700	34,112,462

Metals & Mining 1.47%
Alcoa Corp.	249,040	9,012,757
Reliance Steel & Aluminum Co.	68,930	20,186,840
Total		29,199,597

Oil, Gas & Consumable Fuels 6.42%
Chesapeake Energy Corp.	463,850	39,121,109
Pioneer Natural Resources Co.	185,790	41,927,229
Shell PLC ADR	750,320	46,242,222
Total		127,290,560
Investments	Shares	Fair Value
Pharmaceuticals 3.22%
Organon & Co.	1,674,120	$36,797,157
Pfizer, Inc.	751,660	27,104,860
Total		63,902,017

Real Estate Management & Development 1.24%
CBRE Group, Inc. Class A*	295,750	24,638,932

Residential REITS 0.97%
American Homes 4 Rent Class A	513,300	19,238,484

Semiconductors & Semiconductor Equipment 4.18%
KLA Corp.	39,710	20,408,955
Micron Technology, Inc.	491,450	35,084,615
Texas Instruments, Inc.	152,340	27,421,200
Total		82,914,770

Software 4.69%
Adobe, Inc.*	89,200	48,718,364
Microsoft Corp.	131,890	44,304,489
Total		93,022,853

Specialty Retail 3.71%
AutoZone, Inc.*	8,570	21,268,340
Lowe’s Cos., Inc.	103,040	24,139,181
Valvoline, Inc.	741,120	28,140,327
Total		73,547,848

Technology Hardware, Storage & Peripherals 1.74%
NetApp, Inc.	442,460	34,516,305

Trading Companies & Distributors 1.86%
AerCap Holdings NV (Ireland)*(b)	578,410	36,908,342

Wireless Telecommunication Services 0.74%
T-Mobile U.S., Inc.*	106,460	14,666,994
Total Common Stocks (cost $1,556,783,100)		1,973,698,054

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND July 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.52%

Repurchase Agreements 0.52%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $11,553,300 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $10,557,377; proceeds: $10,351,105 (cost $10,350,300)	$10,350,300	$10,350,300
Total Investments in Securities 100.06% (cost $1,567,133,400)		1,984,048,354
Other Assets and Liabilities – Net (0.06)%		(1,191,581)
Net Assets 100.00%		$1,982,856,773

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$29,215,017	$–	$29,215,017
Remaining Industries	1,944,483,037	–	–	1,944,483,037
Short-Term Investments
Repurchase Agreements	–	10,350,300	–	10,350,300
Total	$1,944,483,037	$39,565,317	$–	$1,984,048,354

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.11%

COMMON STOCKS 97.11%

Australia 2.05%

Diversified REITS 0.97%
Charter Hall Group	19,823	$152,791

Metals & Mining 1.08%
BHP Group Ltd.	5,417	168,587
Total Australia		321,378

Austria 1.37%

Banks
BAWAG Group AG†*	4,397	214,211

Brazil 1.66%

Broadline Retail
MercadoLibre, Inc.*	210	259,991

Canada 1.75%

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	5,428	274,806

China 4.67%

Beverages 0.64%
Kweichow Moutai Co. Ltd. Class A	381	100,567

Broadline Retail 1.74%
Alibaba Group Holding Ltd.*	16,359	209,058
PDD Holdings, Inc. ADR*	707	63,502
		272,560

Gas Utilities 0.64%
ENN Energy Holdings Ltd.	8,263	100,435
Investments	Shares	U.S. $ Fair Value
China (continued)

Interactive Media & Services 1.28%
Tencent Holdings Ltd.	4,349	$199,885

Marine Transportation 0.37%
SITC International Holdings Co. Ltd.	26,480	58,022
Total China		731,469

Denmark 2.17%

Biotechnology 0.64%
Genmab AS*	245	100,989

Pharmaceuticals 1.53%
Novo Nordisk AS Class B	1,484	239,298
Total Denmark		340,287

France 4.53%

Beverages 0.78%
Pernod Ricard SA	555	122,362

Capital Markets 1.02%
Amundi SA†	2,590	158,936

Life Sciences Tools & Services 0.22%
Sartorius Stedim Biotech	112	35,042

Personal Care Products 0.73%
L’Oreal SA	246	114,417

Professional Services 0.20%
Teleperformance	219	31,763

Textiles, Apparel & Luxury Goods 1.58%
LVMH Moet Hennessy Louis Vuitton SE	267	247,981
Total France		710,501

Hong Kong 0.40%

Insurance
AIA Group Ltd.	6,332	63,350

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Ireland 0.82%

Construction Materials
CRH PLC	2,167	$129,090

Japan 3.06%

Electrical Equipment 0.31%
Fuji Electric Co. Ltd.	1,053	47,606

Electronic Equipment, Instruments & Components 0.55%
Keyence Corp.	193	86,607

Household Durables 0.64%
Sony Group Corp.	1,076	100,785

Machinery 0.75%
Fujitec Co. Ltd.	4,570	117,513

Professional Services 0.81%
TechnoPro Holdings, Inc.	4,924	127,483
Total Japan		479,994

Mexico 1.89%

Banks
Grupo Financiero Banorte SAB de CV Class O	31,337	297,014

Netherlands 2.38%

Oil, Gas & Consumable Fuels 1.69%
Shell PLC	8,762	265,556

Semiconductors & Semiconductor Equipment 0.69%
ASML Holding NV	151	108,157
Total Netherlands		373,713

Peru 1.05%

Banks
Intercorp Financial Services, Inc.	6,678	163,878
Investments	Shares	U.S. $ Fair Value
Singapore 1.53%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	4,499	$240,635

South Korea 1.54%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	4,399	240,857

Spain 1.23%

Electric: Utilities
Iberdrola SA	15,444	192,770

Taiwan 1.29%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	11,164	201,595

United Kingdom 7.27%

Broadline Retail 2.02%
B&M European Value Retail SA	20,187	143,387
Next PLC	1,918	173,465
		316,852

Capital Markets 0.61%
London Stock Exchange Group PLC	882	95,781

Household Durables 0.40%
Persimmon PLC	4,194	62,352

Personal Care Products 1.56%
Unilever PLC	4,558	244,914

Tobacco 1.40%
Imperial Brands PLC	9,289	219,457

Trading Companies & Distributors 1.28%
Ashtead Group PLC	2,715	200,866
Total United Kingdom		1,140,222

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United States 56.45%

Aerospace & Defense 0.63%
TransDigm Group, Inc.	109	$98,069

Air Freight & Logistics 0.41%
Expeditors International of Washington, Inc.	502	63,905

Automobiles 1.15%
General Motors Co.	4,713	180,838

Banks 1.68%
JPMorgan Chase & Co.	1,665	263,003

Biotechnology 2.01%
Vertex Pharmaceuticals, Inc.*	893	314,640

Broadline Retail 0.90%
Amazon.com, Inc.*	1,055	141,032

Building Products 2.61%
Allegion PLC	1,695	198,078
Builders FirstSource, Inc.*	1,457	210,434
		408,512

Capital Markets 4.73%
Ameriprise Financial, Inc.	828	288,517
Cboe Global Markets, Inc.	1,915	267,487
Evercore, Inc. Class A	1,062	143,434
Morgan Stanley	461	42,209
		741,647

Consumer Staples Distribution & Retail 0.50%
BJ’s Wholesale Club Holdings, Inc.*	1,191	78,975

Containers & Packaging 0.26%
Avery Dennison Corp.	226	41,586

Electric: Utilities 0.32%
NextEra Energy, Inc.	687	50,357
Investments	Shares	U.S. $ Fair Value
United States (continued)

Entertainment 1.44%
Netflix, Inc.*	514	$225,630

Financial Services 2.51%
Visa, Inc. Class A	1,657	393,919

Ground Transportation 0.50%
Norfolk Southern Corp.	337	78,720

Health Care Equipment & Supplies 1.36%
Dexcom, Inc.*	1,015	126,428
Intuitive Surgical, Inc.*	267	86,615
		213,043

Health Care Providers & Services 2.57%
UnitedHealth Group, Inc.	795	402,564

Household Durables 0.57%
Helen of Troy Ltd.*	629	88,878

Industrial REITS 0.53%
Prologis, Inc.	668	83,333

Information Technology Services 1.21%
Accenture PLC Class A	600	189,810

Interactive Media & Services 7.45%
Alphabet, Inc. Class A*	5,175	686,826
Meta Platforms, Inc. Class A*	1,513	482,042
		1,168,868

Life Sciences Tools & Services 0.76%
Thermo Fisher Scientific, Inc.	217	119,059

Machinery 1.35%
Crane Co.	796	74,577
Crane NXT Co.	1,024	60,570
Parker-Hannifin Corp.	188	77,082
		212,229

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 1.81%
Marathon Petroleum Corp.	2,134	$283,865

Pharmaceuticals 1.00%
Organon & Co.	7,138	156,893

Professional Services 0.88%
Verra Mobility Corp. Class A*	6,595	138,429

Semiconductors & Semiconductor Equipment 3.57%
KLA Corp.	284	145,962
Monolithic Power Systems, Inc.	85	47,557
NVIDIA Corp.	784	366,355
		559,874

Software 8.34%
Adobe, Inc.*	619	338,079
Cadence Design Systems, Inc.*	665	155,616
Microsoft Corp.	2,002	672,512
PowerSchool Holdings, Inc. Class A*	5,840	141,153
		1,307,360

Specialty Retail 1.98%
Academy Sports & Outdoors, Inc.	2,744	164,064
Lowe’s Cos., Inc.	623	145,950
		310,014

Technology Hardware, Storage & Peripherals 3.42%
Apple, Inc.	2,728	535,916
Total United States		8,850,968
Total Common Stocks (cost $12,672,395)		15,226,729
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.11%

Repurchase Agreements 3.11%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $580,600 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $496,526; proceeds: $486,783 (cost $486,745)	$486,745	$486,745
Total Investments in Securities 100.22% (cost $13,159,140)		15,713,474
Other Assets and Liabilities – Net (0.22)%		(33,832)
Net Assets 100.00%		$15,679,642

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2023, the total value of Rule 144A securities was $373,147, which represents 2.38% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$321,378	$–	$321,378
Austria	–	214,211	–	214,211
China	63,502	667,967	–	731,469
Denmark	–	340,287	–	340,287
France	–	710,501	–	710,501
Hong Kong	–	63,350	–	63,350
Japan	–	479,994	–	479,994
Netherlands	–	373,713	–	373,713
Singapore	–	240,635	–	240,635
South Korea	–	240,857	–	240,857
Spain	–	192,770	–	192,770
Taiwan	–	201,595	–	201,595
United Kingdom	–	1,140,222	–	1,140,222
Remaining Countries	9,975,747	–	–	9,975,747
Short-Term Investments
Repurchase Agreements	–	486,745	–	486,745
Total	$10,039,249	$5,674,225	$–	$15,713,474

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.95%

COMMON STOCKS 98.95%

Aerospace & Defense 1.76%
Axon Enterprise, Inc.*	236,721	$44,013,535
TransDigm Group, Inc.	62,105	55,877,111
Total		99,890,646

Automobiles 1.78%
Tesla, Inc.*	378,128	101,122,771

Biotechnology 3.46%
Argenx SE ADR*	183,004	92,321,858
Karuna Therapeutics, Inc.* 141,117		28,190,943
Vertex Pharmaceuticals, Inc.*	216,378	76,238,624
Total		196,751,425

Broadline Retail 4.71%
Amazon.com, Inc.*	1,543,735	206,366,495
MercadoLibre, Inc. (Uruguay)*(a)	49,533	61,324,330
Total		267,690,825

Communications Equipment 1.67%
Arista Networks, Inc.*	613,704	95,179,353

Electrical Equipment 1.32%
Rockwell Automation, Inc.	223,620	75,201,170

Entertainment 3.50%
Netflix, Inc.*	294,334	129,203,796
Spotify Technology SA (Sweden)*(a)	467,429	69,838,567
Total		199,042,363

Financial Services 2.42%
Mastercard, Inc. Class A	146,094	57,601,942
Toast, Inc. Class A*	1,424,884	31,447,190
Visa, Inc. Class A	203,805	48,450,563
Total		137,499,695
Investments	Shares	Fair Value
Ground Transportation 2.75%
Old Dominion Freight Line, Inc.	141,861	$59,509,271
Uber Technologies, Inc.*	1,963,666	97,122,920
Total		156,632,191

Health Care Equipment & Supplies 6.91%
Align Technology, Inc.*	164,090	62,007,970
Dexcom, Inc.*	627,985	78,221,811
IDEXX Laboratories, Inc.*	89,118	49,436,428
Inspire Medical Systems, Inc.*	97,201	27,975,420
Intuitive Surgical, Inc.*	292,477	94,879,539
Shockwave Medical, Inc.*	131,801	34,347,341
TransMedics Group, Inc.*	495,744	46,193,426
Total		393,061,935

Hotels, Restaurants & Leisure 2.34%
Booking Holdings, Inc.*	31,607	93,898,076
Chipotle Mexican Grill, Inc. Class A*	20,032	39,308,393
Total		133,206,469

Information Technology Services 4.55%
MongoDB, Inc. Class A*	247,764	104,903,277
Shopify, Inc. Class A (Canada)*(a)	2,276,117	153,819,987
Total		258,723,264

Interactive Media & Services 7.44%
Alphabet, Inc. Class A*	1,833,419	243,331,369
Meta Platforms, Inc. Class A*	563,333	179,477,894
Total		422,809,263

Machinery 0.77%
Parker-Hannifin Corp.	106,219	43,550,852

Media 2.25%
Trade Desk, Inc. Class A*	1,403,610	128,093,449

Pharmaceuticals 1.22%
Eli Lilly & Co.	153,003	69,547,514

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND July 31, 2023

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 18.77%
Advanced Micro Devices, Inc.*	735,003	$84,084,343
Applied Materials, Inc.	691,318	104,796,896
KLA Corp.	91,350	46,949,333
Lattice Semiconductor Corp.*	819,994	74,570,254
Monolithic Power Systems, Inc.	129,578	72,497,595
NVIDIA Corp.	1,226,924	573,329,316
ON Semiconductor Corp.*	1,033,309	111,339,045
Total		1,067,566,782

Software 21.99%
Adobe, Inc.*	263,537	143,936,003
Cadence Design Systems, Inc.*	362,084	84,731,277
Confluent, Inc. Class A*	1,119,241	38,658,584
Datadog, Inc. Class A*	378,024	44,122,961
DoubleVerify Holdings, Inc.*	1,722,521	72,518,134
Dynatrace, Inc.*	1,768,128	96,698,920
HubSpot, Inc.*	192,348	111,667,632
Microsoft Corp.	1,062,346	356,863,269
Oracle Corp.	363,278	42,587,080
Palo Alto Networks, Inc.*	328,423	82,092,613
ServiceNow, Inc.*	204,329	119,123,807
Synopsys, Inc.*	127,960	57,812,328
Total		1,250,812,608

Technology Hardware, Storage & Peripherals 7.68%
Apple, Inc.	2,222,044	436,520,544

Textiles, Apparel & Luxury Goods 1.66%
Deckers Outdoor Corp.*	52,544	28,567,647
Lululemon Athletica, Inc. (Canada)*(a)	174,360	66,000,491
Total		94,568,138
Total Common Stocks (cost $4,408,473,943)		5,627,471,257
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.38%

Repurchase Agreements 1.38%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $93,647,500 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $80,086,903; proceeds: $78,522,664 (cost $78,516,557)	$78,516,557	$78,516,557
Total Investments in Securities 100.33% (cost $4,486,990,500)		5,705,987,814
Other Assets and Liabilities – Net (0.33)%		(18,517,673)
Net Assets 100.00%		$5,687,470,141

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,627,471,257	$–	$–	$5,627,471,257
Short-Term Investments
Repurchase Agreements	–	78,516,557	–	78,516,557
Total	$5,627,471,257	$78,516,557	$–	$5,705,987,814

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.22%

COMMON STOCKS 97.22%

Canada 1.58%

Biotechnology
Xenon Pharmaceuticals, Inc.*	3,438	$126,931

China 0.64%

Biotechnology
BeiGene Ltd.*	3,117	51,625

Denmark 3.93%

Biotechnology 0.50%
Genmab AS*	98	40,396

Pharmaceuticals 3.43%
Novo Nordisk AS Class B	1,710	275,741
Total Denmark		316,137

France 0.78%

Life Sciences Tools & Services
Sartorius Stedim Biotech	201	62,887

Germany 2.55%

Biotechnology 0.51%
Immatics NV*	3,450	41,089

Health Care Equipment & Supplies 0.91%
Siemens Healthineers AG†	1,254	72,862

Life Sciences Tools & Services 1.13%
Gerresheimer AG	768	90,965
Total Germany		204,916

Italy 0.80%

Life Sciences Tools & Services
Stevanato Group SpA	2,062	64,396
Investments	Shares	U.S. $ Fair Value
Japan 2.54%

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	2,336	$71,948
Eisai Co. Ltd.	2,094	132,118
		204,066

Netherlands 2.73%

Biotechnology
Argenx SE*	436	219,587

Sweden 0.75%

Life Sciences Tools & Services
Olink Holding AB ADR*	3,179	60,401

Switzerland 1.58%

Health Care Equipment & Supplies
Straumann Holding AG	767	126,918

United Kingdom 4.04%

Pharmaceuticals
AstraZeneca PLC	2,262	324,996

United States 75.30%

Biotechnology 21.33%
89bio, Inc.*	2,186	34,626
Akero Therapeutics, Inc.*	750	32,550
Arcellx, Inc.*	2,742	93,913
Biogen, Inc.*	282	76,194
Bridgebio Pharma, Inc.*	1,278	44,743
Cytokinetics, Inc.*	2,116	70,569
Exact Sciences Corp.*	1,091	106,416
Karuna Therapeutics, Inc.*	609	121,660
Krystal Biotech, Inc.*	1,326	171,187
Legend Biotech Corp. ADR*	1,160	87,603
Madrigal Pharmaceuticals, Inc.*	155	31,822
MoonLake Immunotherapeutics Class A*(a)	1,595	96,992

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)
Morphic Holding, Inc.*	1,402	$79,535
Natera, Inc.*	2,028	91,706
Neurocrine Biosciences, Inc.*	642	65,413
Regeneron Pharmaceuticals, Inc.*	58	43,031
Replimune Group, Inc.*	1,750	36,872
Roivant Sciences Ltd.*	4,418	52,928
Sarepta Therapeutics, Inc.*	725	78,583
Vertex Pharmaceuticals, Inc.*	718	252,980
Viking Therapeutics, Inc.*	3,148	45,646
		1,714,969

Health Care Equipment & Supplies 26.33%
Abbott Laboratories	672	74,814
Align Technology, Inc.*	274	103,542
Axonics, Inc.*	1,101	66,467
Boston Scientific Corp.*	1,891	98,048
Cooper Cos., Inc.	209	81,773
Dexcom, Inc.*	1,559	194,189
Glaukos Corp.*	1,891	145,872
IDEXX Laboratories, Inc.*	259	143,675
Inspire Medical Systems, Inc.*	450	129,515
Insulet Corp.*	466	128,966
Intuitive Surgical, Inc.*	737	239,083
iRhythm Technologies, Inc.*	620	65,137
Lantheus Holdings, Inc.*	1,031	89,171
Penumbra, Inc.*	330	100,109
RxSight, Inc.*	2,249	75,049
Shockwave Medical, Inc.*	351	91,471
Stryker Corp.	523	148,223
TransMedics Group, Inc.*	1,529	142,472
		2,117,576

Health Care Providers & Services 6.68%
Humana, Inc.	179	81,773
Laboratory Corp. of America Holdings	237	50,701
Molina Healthcare, Inc.*	172	52,372
Investments	Shares	U.S. $ Fair Value
United States (continued)
R1 RCM, Inc.*	2,884	$49,835
UnitedHealth Group, Inc.	597	302,303
		536,984

Health Care Technology 1.25%
Evolent Health, Inc. Class A*	1,745	53,031
Phreesia, Inc.*	1,503	47,675
		100,706

Life Sciences Tools & Services 6.51%
10X Genomics, Inc. Class A*	2,191	137,989
Danaher Corp.	342	87,230
Fortrea Holdings, Inc.*	237	7,575
Pacific Biosciences of California, Inc.*	4,880	64,465
Thermo Fisher Scientific, Inc.	117	64,193
West Pharmaceutical Services, Inc.	439	161,570
		523,022

Pharmaceuticals 13.20%
Aclaris Therapeutics, Inc.*	4,200	41,454
Eli Lilly & Co.	1,059	481,368
Intra-Cellular Therapies, Inc.*	1,376	85,092
Merck & Co., Inc.	2,408	256,813
Pliant Therapeutics, Inc.*	3,038	54,198
Ventyx Biosciences, Inc.*	3,844	142,420
		1,061,345
Total United States		6,054,602
Total Common Stocks (cost $6,601,086)		7,817,462

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2023

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.00%

Repurchase Agreements 1.78%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $170,300 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $145,640; proceeds: $142,742 (cost $142,731)	$142,731	$142,731

Money Market Fund 1.10%
Fidelity Government Portfolio(b) (cost $88,819)	88,819	88,819
Investments	Shares	U.S. $ Fair Value
Time Deposit 0.12%
CitiBank N.A.(b) (cost $9,869)	9,869	$9,869
Total Short-Term Investments (cost $241,419)		241,419
Total Investments in Securities 100.22% (cost $6,842,505)		8,058,881
Other Assets and Liabilities – Net (0.22)%		(17,547)
Net Assets 100.00%		$8,041,334

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2023, the total value of Rule 144A securities was $72,862, which represents 0.91% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
China	$–	$51,625	$–	$51,625
Denmark	–	316,137	–	316,137
France	–	62,887	–	62,887
Germany	41,089	163,827	–	204,916
Japan	–	204,066	–	204,066
Netherlands	–	219,587	–	219,587
Switzerland	–	126,918	–	126,918
United Kingdom	–	324,996	–	324,996
Remaining Countries	6,306,330	–	–	6,306,330
Short-Term Investments
Repurchase Agreements	–	142,731	–	142,731
Money Market Funds	88,819	–	–	88,819
Time Deposits	–	9,869	–	9,869
Total	$6,436,238	$1,622,643	$–	$8,058,881
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.20%

COMMON STOCKS 98.20%

Australia 1.62%

Metals & Mining
BHP Group Ltd.	177,654	$5,528,924

Brazil 0.86%

Broadline Retail
MercadoLibre, Inc.*	2,382	2,949,035

Canada 1.44%

Ground Transportation 0.76%
Canadian Pacific Kansas City Ltd.	31,500	2,591,855

Metals & Mining 0.68%
Teck Resources Ltd. Class B	52,358	2,326,266
Total Canada		4,918,121

China 4.78%

Automobiles 0.80%
BYD Co. Ltd. Class H	77,000	2,742,587

Beverages 1.14%
China Resources Beer Holdings Co. Ltd.	294,000	1,894,204
Kweichow Moutai Co. Ltd. Class A	7,600	2,006,063
		3,900,267

Broadline Retail 1.56%
Alibaba Group Holding Ltd.*	417,600	5,336,668

Interactive Media & Services 1.28%
Tencent Holdings Ltd.	95,200	4,375,499
Total China		16,355,021
Investments	Shares	U.S. $ Fair Value
Denmark 3.80%

Air Freight & Logistics 0.76%
DSV AS	13,048	$2,611,427

Biotechnology 0.60%
Genmab AS*	4,967	2,047,395

Pharmaceuticals 2.44%
Novo Nordisk AS Class B	51,700	8,336,738
Total Denmark		12,995,560

France 14.60%

Aerospace & Defense 1.01%
Airbus SE	23,350	3,439,455

Banks 0.66%
BNP Paribas SA	34,179	2,254,030

Beverages 1.44%
Pernod Ricard SA	14,605	3,219,987
Remy Cointreau SA*	9,878	1,695,924
		4,915,911

Building Products 1.01%
Cie de Saint-Gobain	51,253	3,466,310

Chemicals 1.37%
Air Liquide SA	26,011	4,676,622

Diversified Telecommunication Services 0.72%
Orange SA	217,900	2,463,106

Hotels, Restaurants & Leisure 1.00%
Accor SA	90,909	3,430,181

Insurance 1.05%
AXA SA	117,105	3,599,673

Oil, Gas & Consumable Fuels 1.23%
TotalEnergies SE	69,384	4,215,529

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
France (continued)

Personal Care Products 1.77%
L’Oreal SA	13,008	$6,050,143

Textiles, Apparel & Luxury Goods 3.34%
Hermes International	1,491	3,299,978
LVMH Moet Hennessy Louis Vuitton SE	8,768	8,143,433
		11,443,411
Total France		49,954,371

Germany 5.18%

Diversified Telecommunication
Services 1.30%
Deutsche Telekom AG	204,776	4,464,369

Insurance 1.52%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,817	5,201,353

Life Sciences Tools & Services 1.24%
Gerresheimer AG	35,819	4,242,538

Software 1.12%
SAP SE	28,028	3,823,343
Total Germany		17,731,603

Greece 0.64%

Banks
National Bank of Greece SA*	319,558	2,200,704

Hong Kong 1.89%

Insurance
AIA Group Ltd.	375,682	3,758,599
Prudential PLC	196,468	2,728,218
		6,486,817

India 3.77%

Automobiles 0.70%
Maruti Suzuki India Ltd.	19,905	2,378,707
Investments	Shares	U.S. $ Fair Value
India (continued)

Banks 1.62%
Federal Bank Ltd.*	1,347,467	$2,225,680
ICICI Bank Ltd. ADR	135,732	3,334,935
		5,560,615

Financial Services 0.03%
Jio Financial Services Ltd.*	65,818	106,431	(a)

Oil, Gas & Consumable Fuels 0.60%
Reliance Industries Ltd.	65,818	2,043,185

Wireless Telecommunication Services 0.82%
Bharti Airtel Ltd.	259,485	2,810,215
Total India		12,899,153

Indonesia 0.72%

Banks
Bank Negara Indonesia Persero Tbk PT	4,188,600	2,465,840

Ireland 1.91%

Banks 0.80%
Bank of Ireland Group PLC	259,054	2,733,229

Construction Materials 1.11%
CRH PLC	60,429	3,616,484
CRH PLC	2,879	171,505
		3,787,989
Total Ireland		6,521,218

Italy 1.62%

Banks 0.66%
UniCredit SpA	88,626	2,244,032

Electric: Utilities 0.96%
Enel SpA	478,358	3,298,373
Total Italy		5,542,405

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Japan 17.38%

Automobile Components 0.92%
Denso Corp.	45,300	$3,154,125

Automobiles 1.53%
Toyota Motor Corp.	312,000	5,245,890

Banks 1.32%
Sumitomo Mitsui Financial Group, Inc.	96,300	4,511,814

Beverages 1.00%
Asahi Group Holdings Ltd.	87,300	3,431,698

Consumer Staples Distribution & Retail 0.96%
Seven & i Holdings Co. Ltd.	79,400	3,293,915

Electrical Equipment 0.87%
Fuji Electric Co. Ltd.	66,100	2,988,353

Electronic Equipment, Instruments & Components 1.60%
Ibiden Co. Ltd.	26,800	1,628,884
Keyence Corp.	8,600	3,859,181
		5,488,065

Household Durables 1.67%
Sony Group Corp.	60,900	5,704,273

Industrial Conglomerates 1.43%
Hitachi Ltd.	74,600	4,883,650

Information Technology Services 0.72%
Obic Co. Ltd.	15,000	2,454,602

Machinery 1.49%
Ebara Corp.	53,700	2,537,755
Fujitec Co. Ltd.	99,200	2,550,841
		5,088,596

Personal Care Products 0.71%
Shiseido Co. Ltd.	55,600	2,437,730

Pharmaceuticals 0.49%
Daiichi Sankyo Co. Ltd.	54,000	1,663,179
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Professional Services 0.70%
TechnoPro Holdings, Inc.	91,900	$2,379,296

Semiconductors & Semiconductor Equipment 0.44%
Advantest Corp.	11,000	1,521,408

Trading Companies & Distributors 1.53%
ITOCHU Corp.	129,000	5,217,443
Total Japan		59,464,037

Mexico 2.36%

Banks 1.05%
Grupo Financiero Banorte SAB de CV Class O	377,717	3,580,022

Real Estate Management & Development 0.50%
Corp. Inmobiliaria Vesta SAB de CV ADR	47,000	1,704,690

Transportation Infrastructure 0.81%
Grupo Aeroportuario del Pacifico SAB de CV Class B	146,200	2,785,614
Total Mexico		8,070,326

Netherlands 6.18%

Banks 1.09%
ING Groep NV	256,414	3,742,789

Beverages 0.40%
Heineken NV	14,111	1,381,205

Oil, Gas & Consumable Fuels 1.99%
Shell PLC	224,369	6,800,120

Semiconductors & Semiconductor Equipment 2.70%
ASML Holding NV(b)	10,525	7,538,729
BE Semiconductor Industries NV	14,200	1,695,460
		9,234,189
Total Netherlands		21,158,303

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Peru 0.68%

Banks
Credicorp Ltd.	14,741	$2,315,074

Philippines 0.66%

Banks
BDO Unibank, Inc.	850,000	2,247,868

Singapore 1.09%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	69,598	3,722,543

South Africa 0.38%

Metals & Mining
Anglo American PLC	42,205	1,297,879

South Korea 1.47%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	91,797	5,026,127

Spain 2.08%

Banks 0.87%
CaixaBank SA	740,094	2,993,829

Specialty Retail 1.21%
Industria de Diseno Textil SA	107,946	4,131,937
Total Spain		7,125,766

Sweden 3.10%

Automobile Components 0.60%
Autoliv, Inc. SDR	20,495	2,044,416

Building Products 0.50%
Nibe Industrier AB Class B	189,124	1,703,584
Investments	Shares	U.S. $ Fair Value
Sweden (continued)

Machinery 2.00%
Atlas Copco AB Class A	291,843	$4,145,888
Sandvik AB	133,562	2,712,981
		6,858,869
Total Sweden		10,606,869

Switzerland 4.48%

Food Products 0.89%
Chocoladefabriken Lindt & Spruengli AG	249	3,045,327

Health Care Equipment & Supplies 1.04%
Alcon, Inc.	41,814	3,558,021

Machinery 0.52%
VAT Group AG†	4,200	1,785,197

Pharmaceuticals 0.90%
Novartis AG Registered Shares	29,433	3,081,551

Textiles, Apparel & Luxury Goods 1.13%
Cie Financiere Richemont SA Class A	23,940	3,855,125
Total Switzerland		15,325,221

Taiwan 3.69%

Electronic Equipment, Instruments & Components 0.48%
Unimicron Technology Corp.	279,000	1,647,162

Semiconductors & Semiconductor Equipment 3.21%
Realtek Semiconductor Corp.	121,000	1,661,829
Taiwan Semiconductor Manufacturing Co. Ltd.	516,230	9,321,874
		10,983,703
Total Taiwan		12,630,865

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United Kingdom 6.18%

Banks 1.18%
HSBC Holdings PLC	485,441	$4,032,273

Commercial Services & Supplies 1.01%
Rentokil Initial PLC	423,157	3,450,489

Electric: Utilities 0.84%
SSE PLC(b)	132,800	2,871,552

Industrial REITS 0.51%
Segro PLC	177,756	1,741,930

Pharmaceuticals 1.74%
AstraZeneca PLC	41,528	5,966,585

Trading Companies & Distributors 0.90%
Ashtead Group PLC	41,804	3,092,818
Total United Kingdom		21,155,647

United States 5.64%

Electrical Equipment 1.56%
Schneider Electric SE	30,034	5,357,226

Food Products 1.01%
Nestle SA Registered Shares	28,284	3,465,331

Pharmaceuticals 2.38%
Eli Lilly & Co.	8,600	3,909,130
Sanofi	39,597	4,224,387
		8,133,517

Semiconductors & Semiconductor Equipment 0.69%
NVIDIA Corp.	5,049	2,359,347
Total United States		19,315,421

Total Common Stocks (cost $290,607,032)		336,010,718
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.11%

Repurchase Agreements 1.17%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $4,774,400 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $4,083,044; proceeds: $4,003,285 (cost $4,002,974)	$4,002,974	$4,002,974

	Shares

Money Market Funds 1.74%
Fidelity Government Portfolio(c) (cost $5,963,979)	5,963,979	5,963,979

Time Deposits 0.20%
CitiBank N.A.(c) (cost $662,664)	662,664	662,664
Total Short-Term Investments (cost $10,629,617)		10,629,617
Total Investments in Securities 101.31% (cost $301,236,649)		346,640,335
Other Assets and Liabilities – Net (1.31)%		(4,465,927)
Net Assets 100.00%		$342,174,408

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2023, the total value of Rule 144A securities was $1,785,197, which represents 0.52% of net assets.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,949,035	$–	$–	$2,949,035
Canada	4,918,121	–	–	4,918,121
India	3,334,935	9,457,787	106,431	12,899,153
Ireland	2,904,734	3,616,484	–	6,521,218
Mexico	8,070,326	–	–	8,070,326
Peru	2,315,074	–	–	2,315,074
United States	6,268,477	13,046,944	–	19,315,421
Remaining Countries	–	279,022,370	–	279,022,370
Short-Term Investments
Repurchase Agreements	–	4,002,974	–	4,002,974
Money Market Funds	5,963,979	–	–	5,963,979
Time Deposits	–	662,664	–	662,664
Total	$36,724,681	$309,809,223	$106,431	$346,640,335

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.74%

COMMON STOCKS 97.74%

Australia 1.64%

Automobile Components 0.87%
GUD Holdings Ltd.	431,463	$2,897,925

Professional Services 0.77%
IPH Ltd.	486,914	2,591,950
Total Australia		5,489,875

Austria 2.34%

Banks 0.98%
BAWAG Group AG†*	66,863	3,257,392

Machinery 1.36%
ANDRITZ AG	86,376	4,560,478
Total Austria		7,817,870

Belgium 1.25%

Health Care REITS 0.49%
Aedifica SA	24,054	1,652,051

Industrial REITS 0.76%
Warehouses De Pauw CVA	85,616	2,529,719
Total Belgium		4,181,770

Canada 7.08%

Capital Markets 0.69%
CI Financial Corp.(a)	180,600	2,284,464

Gas Utilities 2.65%
Brookfield Infrastructure Corp. Class A	189,800	8,876,477

Metals & Mining 1.23%
Alamos Gold, Inc. Class A	185,800	2,295,288
Capstone Copper Corp.*	348,500	1,820,927
		4,116,215
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Oil, Gas & Consumable Fuels 1.06%
MEG Energy Corp.*	198,600	$3,540,808

Paper & Forest Products 0.79%
Interfor Corp.*	148,100	2,650,559

Real Estate Management & Development 0.66%
Tricon Residential, Inc.	237,000	2,214,264
Total Canada		23,682,787

China 0.54%

Marine Transportation
SITC International Holdings Co. Ltd.	830,000	1,818,659

Egypt 1.06%

Oil, Gas & Consumable Fuels
Energean PLC	239,685	3,562,003

France 5.80%

Beverages 0.79%
Remy Cointreau SA*	15,332	2,631,865

Construction Materials 0.84%
Vicat SA	82,844	2,816,080

Entertainment 0.91%
Ubisoft Entertainment SA*	90,990	3,060,147

Oil, Gas & Consumable Fuels 1.31%
Gaztransport Et Technigaz SA	36,003	4,391,043

Personal Care Products 1.41%
Interparfums SA	65,270	4,711,082

Software 0.54%
Esker SA	10,875	1,806,200
Total France		19,416,417

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Germany 5.97%

Aerospace & Defense 0.72%
Montana Aerospace AG†*	152,962	$2,407,514

Life Sciences Tools & Services 1.93%
Gerresheimer AG	54,562	6,462,530

Media 1.10%
Stroeer SE & Co. KGaA	76,136	3,682,046

Semiconductors & Semiconductor Equipment 0.88%
AIXTRON SE	73,636	2,921,337

Wireless Telecommunication Services 1.34%
Freenet AG	181,579	4,494,656
Total Germany		19,968,083

Hong Kong 0.36%

Hotels, Restaurants & Leisure
Melco International Development Ltd.*	1,144,000	1,213,750

Iceland 0.53%

Machinery
Marel HF†	537,909	1,774,293

India 3.40%

Banks 1.53%
Federal Bank Ltd.*	3,098,561	5,118,050

Commercial Services & Supplies 0.65%
CMS Info Systems Ltd.	450,041	2,186,239

Real Estate Management & Development 1.22%
Phoenix Mills Ltd.	193,809	4,080,284
Total India		11,384,573

Indonesia 1.78%

Banks 0.84%
Bank Tabungan Negara Persero Tbk PT	32,387,800	2,825,544
Investments	Shares	U.S. $ Fair Value
Indonesia (continued)

Real Estate Management & Development 0.94%
Pakuwon Jati Tbk PT	98,687,500	$3,144,187
Total Indonesia		5,969,731

Ireland 0.80%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC*	575,093	2,690,500

Israel 0.54%

Capital Markets
Tel Aviv Stock Exchange Ltd.*	341,428	1,818,321

Italy 3.47%

Automobile Components 0.41%
Brembo SpA	96,759	1,369,592

Construction Materials 0.31%
Buzzi SpA	36,569	1,039,213

Financial Services 1.10%
Banca Mediolanum SpA	378,690	3,679,700

Textiles, Apparel & Luxury Goods 1.65%
Brunello Cucinelli SpA	46,149	3,901,919
Salvatore Ferragamo SpA(a)	98,785	1,608,767
		5,510,686
Total Italy		11,599,191

Japan 25.10%

Banks 0.78%
Shizuoka Financial Group, Inc.	312,600	2,610,868

Beverages 1.08%
Coca-Cola Bottlers Japan Holdings, Inc.	314,100	3,617,264

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Building Products 1.31%
Sanwa Holdings Corp.	322,200	$4,381,962

Chemicals 2.40%
Aica Kogyo Co. Ltd.	141,300	3,357,429
Kansai Paint Co. Ltd.	284,900	4,669,892
		8,027,321

Construction & Engineering 0.93%
SHO-BOND Holdings Co. Ltd.	76,800	3,119,231

Distributors 1.47%
PALTAC Corp.	146,300	4,915,489

Electronic Equipment, Instruments & Components 0.79%
Taiyo Yuden Co. Ltd.	88,300	2,633,045

Food Products 1.47%
Nichirei Corp.	216,500	4,939,207

Hotels, Restaurants & Leisure 1.07%
Saizeriya Co. Ltd.	112,600	3,580,412

Industrial REITS 0.67%
GLP J-REIT	2,268	2,234,352

Information Technology Services 3.75%
NS Solutions Corp.	150,400	3,947,339
Simplex Holdings, Inc.	252,100	5,090,007
Zuken, Inc.	120,800	3,521,415
		12,558,761

Machinery 3.26%
DMG Mori Co. Ltd.	190,700	3,244,932
Fujitec Co. Ltd.	144,100	3,705,405
OSG Corp.	297,300	3,962,738
		10,913,075

Media 0.50%
Kadokawa Corp.	67,800	1,680,613
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Professional Services 0.91%
TechnoPro Holdings, Inc.	118,200	$3,060,204

Semiconductors & Semiconductor Equipment 0.49%
Ferrotec Holdings Corp.	68,000	1,641,865

Software 2.72%
Money Forward, Inc.*	107,400	4,645,720
OBIC Business Consultants Co. Ltd.	106,100	4,456,185
		9,101,905

Wireless Telecommunication Services 1.50%
Okinawa Cellular Telephone Co.	237,200	5,010,876
Total Japan		84,026,450

Mexico 2.36%

Capital Markets 0.51%
Bolsa Mexicana de Valores SAB de CV	807,100	1,711,081

Consumer Finance 0.78%
Gentera SAB de CV	2,002,820	2,597,865

Real Estate Management & Development 1.07%
Corp. Inmobiliaria Vesta SAB de CV	496,800	1,802,365
Corp. Inmobiliaria Vesta SAB de CV ADR(a)	49,181	1,783,795
		3,586,160
Total Mexico		7,895,106

Netherlands 0.85%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	23,943	2,858,761

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
New Zealand 1.22%

Passenger Airlines
Air New Zealand Ltd.*	8,339,526	$4,094,671

Norway 0.58%

Semiconductors & Semiconductor Equipment
Nordic Semiconductor ASA*	132,504	1,951,366

Peru 0.66%

Banks
Intercorp Financial Services, Inc.	89,356	2,192,796

Portugal 1.68%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	5,638,269

South Korea 2.12%

Chemicals 1.09%
Soulbrain Co. Ltd.	16,998	3,636,622

Semiconductors & Semiconductor Equipment 1.03%
WONIK IPS Co. Ltd.	116,798	3,460,539
Total South Korea		7,097,161

Spain 2.99%

Banks 0.91%
Banco de Sabadell SA	2,462,119	3,034,248

Containers & Packaging 1.24%
Vidrala SA	40,903	4,164,400

Professional Services 0.84%
Applus Services SA	260,637	2,795,991
Total Spain		9,994,639
Investments	Shares	U.S. $ Fair Value
Sweden 2.50%

Automobile Components 1.05%
Autoliv, Inc. SDR	35,136	$3,504,884

Commercial Services & Supplies 0.92%
Loomis AB Class B	105,777	3,085,785

Consumer Staples Distribution & Retail 0.53%
Axfood AB	69,943	1,782,063
Total Sweden		8,372,732

Switzerland 2.47%

Containers & Packaging 0.86%
SIG Group AG*	107,363	2,870,206

Life Sciences Tools & Services 1.13%
Tecan Group AG Registered Shares	9,510	3,784,326

Machinery 0.48%
Sulzer AG Registered Shares	16,456	1,615,512
Total Switzerland		8,270,044

Taiwan 0.83%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	203,000	2,788,027

United Kingdom 17.82%

Aerospace & Defense 2.71%
Chemring Group PLC	1,351,488	4,917,113
Senior PLC	1,942,214	4,152,570
		9,069,683

Beverages 1.62%
Britvic PLC	489,652	5,435,068

Biotechnology 0.51%
Genus PLC	53,703	1,698,718

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Broadline Retail 1.82%
B&M European Value Retail SA	856,118	$6,080,930

Capital Markets 1.77%
Man Group PLC	1,930,110	5,916,927

Construction Materials 0.79%
Breedon Group PLC	569,923	2,662,334

Electronic Equipment, Instruments & Components 0.49%
Spectris PLC	36,248	1,635,782

Food Products 1.28%
Tate & Lyle PLC	448,329	4,295,083

Health Care Equipment & Supplies 0.74%
ConvaTec Group PLC†	927,138	2,483,933

Health Care REITS 1.03%
Assura PLC	5,662,878	3,441,865

Household Durables 0.33%
Persimmon PLC	73,867	1,098,175

Insurance 1.11%
Lancashire Holdings Ltd.	484,071	3,705,044

Machinery 1.03%
Concentric AB	193,053	3,441,289

Pharmaceuticals 0.67%
Dechra Pharmaceuticals PLC	47,378	2,258,624

Specialty Retail 1.15%
WH Smith PLC	200,107	3,836,206

Trading Companies & Distributors 0.77%
Grafton Group PLC	229,957	2,584,914
Total United Kingdom		59,644,575
Total Common Stocks (cost $311,197,402)		327,212,420
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.43%

Repurchase Agreements 1.98%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $7,395,500 of U.S. Treasury Note at 2.375% due 5/15/2029; value: $6,757,990; proceeds: $6,625,990 (cost $6,625,475)	$6,625,475	$6,625,475

	Shares

Money Market Funds 0.41%
Fidelity Government Portfolio(b) (cost $1,358,811)	1,358,811	1,358,811

Time Deposits 0.04%
CitiBank N.A.(b) (cost $150,979)	150,979	150,979
Total Short-Term Investments (cost $8,135,265)		8,135,265
Total Investments in Securities 100.17% (cost $319,332,667)		335,347,685
Other Assets and Liabilities – Net (0.17)%		(578,419)
Net Assets 100.00%		$334,769,266

ADR	American Depositary Receipt.
SDR	Swedish Depository Receipt.
REITS	Real Estate Investment Trust.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2023, the total value of Rule 144A securities was $9,923,132, which represents 2.96% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$23,682,787	$–	$–	$23,682,787
Egypt	3,562,003	–	–	3,562,003
Iceland	1,774,293	–	–	1,774,293
Ireland	2,690,500	–	–	2,690,500
Japan	1,641,865	82,384,585	–	84,026,450
Mexico	7,895,106	–	–	7,895,106
Peru	2,192,796	–	–	2,192,796
Sweden	1,782,063	6,590,669	–	8,372,732
United Kingdom	22,053,879	37,590,696	–	59,644,575
Remaining Countries	–	133,371,178	–	133,371,178
Short-Term Investments
Repurchase Agreements	–	6,625,475	–	6,625,475
Money Market Funds	1,358,811	–	–	1,358,811
Time Deposits	–	150,979	–	150,979
Total	$68,634,103	$266,713,582	$–	$335,347,685

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 98.50%

Australia 3.87%

Industrial REITS 1.02%
Goodman Group	301,299	$4,166,107

Metals & Mining 2.85%
BHP Group Ltd.	373,591	11,626,849
Total Australia		15,792,956

Austria 2.69%

Banks
BAWAG Group AG†*	86,229	4,200,854
Erste Group Bank AG	179,266	6,775,515
		10,976,369

Canada 3.43%

Insurance 1.29%
Manulife Financial Corp.	263,900	5,275,399

Metals & Mining 0.89%
Teck Resources Ltd. Class B	81,900	3,638,344

Oil, Gas & Consumable Fuels 1.25%
Pembina Pipeline Corp.	161,333	5,107,991
Total Canada		14,021,734

China 1.56%

Broadline Retail 0.92%
Alibaba Group Holding Ltd.*	294,300	3,760,971

Specialty Retail 0.64%
Topsports International Holdings Ltd.†	2,821,000	2,607,646
Total China		6,368,617
Investments	Shares	U.S. $ Fair Value
Egypt 0.83%

Oil, Gas & Consumable Fuels
Energean PLC	228,588	$3,397,089

France 12.22%

Aerospace & Defense 2.69%
Airbus SE	32,029	4,717,872
Thales SA	42,073	6,293,691
		11,011,563

Banks 1.75%
BNP Paribas SA	108,221	7,136,937

Building Products 1.04%
Cie de Saint-Gobain	63,139	4,270,176

Capital Markets 0.98%
Amundi SA†	65,045	3,991,515

Diversified Telecommunication Services 2.16%
Orange SA	779,428	8,810,525

Gas Utilities 0.68%
Rubis SCA	113,621	2,801,705

Insurance 1.94%
AXA SA	257,499	7,915,223

Textiles, Apparel & Luxury Goods 0.98%
Kering SA	6,957	3,994,468
Total France		49,932,112

Germany 4.16%

Air Freight & Logistics 1.43%
DHL Group Registered Shares	113,721	5,847,899

Chemicals 0.54%
Covestro AG†*	40,952	2,199,896

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Health Care Providers & Services 0.86%
Fresenius SE & Co. KGaA	112,039	$3,516,023

Pharmaceuticals 1.33%
Bayer AG Registered Shares	92,850	5,430,186
Total Germany		16,994,004

Hong Kong 1.24%

Insurance
Prudential PLC	364,966	5,068,037

India 1.48%

Banks 1.08%
Federal Bank Ltd.*	2,664,011	4,400,282

Oil, Gas & Consumable Fuels 0.40%
Petronet LNG Ltd.	583,305	1,658,411
Total India		6,058,693

Indonesia 0.83%

Banks
Bank Negara Indonesia Persero Tbk PT	5,749,300	3,384,628

Ireland 3.08%

Banks 1.36%
Bank of Ireland Group PLC	526,218	5,552,024

Construction Materials 1.72%
CRH PLC	118,291	7,046,705
Total Ireland		12,598,729

Italy 1.95%

Electric: Utilities
Enel SpA	1,156,064	7,971,289
Investments	Shares	U.S. $ Fair Value
Japan 19.35%

Automobile Components 0.92%
Denso Corp.	54,000	$3,759,884

Automobiles 2.60%
Toyota Motor Corp.	631,300	10,614,520

Banks 2.46%
Sumitomo Mitsui Financial Group, Inc.	214,500	10,049,678

Beverages 2.03%
Asahi Group Holdings Ltd.	211,500	8,313,907

Building Products 1.03%
Sanwa Holdings Corp.	308,900	4,201,081

Electrical Equipment 1.34%
Fuji Electric Co. Ltd.	121,200	5,479,401

Electronic Equipment, Instruments & Components 1.01%
Murata Manufacturing Co. Ltd.	69,600	4,134,358

Financial Services 0.88%
ORIX Corp.	186,200	3,581,840

Household Durables 1.39%
Sony Group Corp.	60,500	5,666,807

Industrial Conglomerates 1.57%
Hitachi Ltd.	98,400	6,441,705

Machinery 2.45%
Ebara Corp.	126,200	5,963,960
Fujitec Co. Ltd.	157,000	4,037,117
		10,001,077

Trading Companies & Distributors 1.67%
ITOCHU Corp.	168,800	6,827,166
Total Japan		79,071,424

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
Mexico 1.81%

Banks 0.98%
Grupo Financiero Banorte SAB de CV Class O	423,566	$4,014,581

Transportation Infrastructure 0.83%
Grupo Aeroportuario del Pacifico SAB de CV Class B	177,800	3,387,703
Total Mexico		7,402,284

Netherlands 5.87%

Consumer Staples Distribution & Retail 1.64%
Koninklijke Ahold Delhaize NV	194,137	6,691,634

Oil, Gas & Consumable Fuels 4.23%
Shell PLC ADR	280,792	17,305,211
Total Netherlands		23,996,845

Singapore 2.46%

Banks 1.30%
United Overseas Bank Ltd.	234,800	5,326,081

Semiconductors & Semiconductor Equipment 1.16%
STMicroelectronics NV	88,332	4,724,557
Total Singapore		10,050,638

South Africa 0.76%

Metals & Mining
Anglo American PLC	101,375	3,117,461

South Korea 1.47%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	109,547	5,997,986

Spain 1.30%

Banks
CaixaBank SA	1,310,525	5,301,336
Investments	Shares	U.S. $ Fair Value
Sweden 2.11%

Automobile Components 1.25%
Autoliv, Inc. SDR	51,099	$5,097,224

Commercial Services & Supplies 0.86%
Loomis AB Class B	121,502	3,544,523
Total Sweden		8,641,747

Switzerland 3.43%

Pharmaceuticals
Novartis AG Registered Shares	133,808	14,009,314

United Kingdom 19.62%

Banks 4.32%
HSBC Holdings PLC	1,318,890	10,955,245
Standard Chartered PLC	697,257	6,697,534
		17,652,779

Broadline Retail 1.04%
Next PLC	46,808	4,233,353

Electric: Utilities 1.58%
SSE PLC	299,173	6,469,057

Food Products 1.26%
Tate & Lyle PLC	539,609	5,169,564

Hotels, Restaurants & Leisure 0.93%
Entain PLC	212,914	3,792,311

Insurance 1.22%
Lancashire Holdings Ltd.	652,842	4,996,805

Oil, Gas & Consumable Fuels 1.87%
BP PLC	1,228,628	7,622,958

Personal Care Products 2.06%
Unilever PLC	157,039	8,438,160

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2023

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 1.36%
AstraZeneca PLC	38,581	$5,543,171

Tobacco 2.21%
Imperial Brands PLC	381,452	9,011,970

Trading Companies & Distributors 0.93%
Ashtead Group PLC	51,456	3,806,910

Wireless Telecommunication Services 0.84%
Vodafone Group PLC	3,592,852	3,417,735
Total United Kingdom		80,154,773

United States 2.98%

Pharmaceuticals
Sanofi	114,121	12,174,944
Total Common Stocks (cost $364,572,766)		402,483,009
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.09%

Repurchase Agreements 2.09%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $10,170,700 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $8,697,935; proceeds: $8,528,038 (cost $8,527,375)	$8,527,375	$8,527,375
Total Investments in Securities 100.59% (cost $373,100,141)		411,010,384
Other Assets and Liabilities – Net (0.59)%		(2,408,532)
Net Assets 100.00%		$408,601,852
ADR	American Depositary Receipt.
SDR	Swedish Depository Receipt.
REITS	Real Estate Investment Trust.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2023, the total value of Rule 144A securities was $12,999,911, which represents 3.18% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$14,021,734	$–	$–	$14,021,734
Egypt	3,397,089	–	–	3,397,089
Ireland	12,598,729	–	–	12,598,729
Mexico	7,402,284	–	–	7,402,284
Netherlands	17,305,211	6,691,634	–	23,996,845
United Kingdom	5,169,564	74,985,209	–	80,154,773
Remaining Countries	–	260,911,555	–	260,911,555
Short-Term Investments
Repurchase Agreements	–	8,527,375	–	8,527,375
Total	$59,894,611	$351,115,773	$–	$411,010,384

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.60%

COMMON STOCKS 97.60%

Aerospace & Defense 2.13%
AAR Corp.*	50,100	$2,995,980
AeroVironment, Inc.*	20,853	1,986,457
Total		4,982,437

Automobile Components 1.29%
Modine Manufacturing Co.*	80,144	3,010,209

Beverages 1.40%
Vita Coco Co., Inc.*	123,700	3,268,154

Biotechnology 15.93%
89bio, Inc.*	249,257	3,948,231
Arcellx, Inc.*	124,033	4,248,130
Immatics NV (Germany)*(a)(b)	200,550	2,388,550
ImmunoGen, Inc.*	218,622	3,895,844
Karuna Therapeutics, Inc.*	13,597	2,716,273
Krystal Biotech, Inc.*	37,052	4,783,413
MoonLake Immunotherapeutics Class A (Switzerland)*(a)	65,089	3,958,062
Morphic Holding, Inc.*	41,446	2,351,232
Replimune Group, Inc.*	98,772	2,081,126
Syndax Pharmaceuticals, Inc.*	57,456	1,224,962
Viking Therapeutics, Inc.*	72,703	1,054,193
Xenon Pharmaceuticals, Inc. (Canada)*(a)	125,118	4,619,357
Total		37,269,373

Building Products 1.78%
Hayward Holdings, Inc.*	86,774	1,159,301
Tecnoglass, Inc. (Colombia)(a)	63,963	3,011,378
Total		4,170,679

Capital Markets 0.52%
Piper Sandler Cos.,	8,296	1,214,202

Commercial Services & Supplies 1.43%
Heritage-Crystal Clean, Inc.*	72,562	3,342,931
Investments	Shares	Fair Value
Communications Equipment 0.46%
Calix, Inc.*	23,609	$1,065,002

Construction & Engineering 3.01%
MYR Group, Inc.*	24,521	3,495,713
Sterling Infrastructure, Inc.*	59,221	3,552,668
Total		7,048,381

Consumer Staples Distribution & Retail 0.55%
Chefs’ Warehouse, Inc.*	35,190	1,278,805

Diversified Consumer Services 0.75%
European Wax Center, Inc. Class A*	90,651	1,755,910

Electronic Equipment, Instruments & Components 4.24%
Napco Security Technologies, Inc.	155,479	5,827,353
OSI Systems, Inc.*	34,325	4,092,570
Total		9,919,923

Entertainment 0.41%
Vivid Seats, Inc. Class A*(b)	115,546	962,498

Financial Services 7.72%
AvidXchange Holdings, Inc.*	454,702	5,642,852
Flywire Corp.*	168,550	5,754,297
Remitly Global, Inc.*	346,008	6,671,034
Total		18,068,183

Food Products 0.75%
Vital Farms, Inc.*	150,411	1,759,809

Health Care Equipment & Supplies 8.99%
CVRx, Inc.*(b)	89,768	1,609,540
Lantheus Holdings, Inc.*	21,111	1,825,890
RxSight, Inc.*	216,276	7,217,130
TransMedics Group, Inc.*	83,083	7,741,674
Treace Medical Concepts, Inc.*	116,292	2,650,295
Total		21,044,529

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2023

Investments	Shares	Fair Value
Health Care Technology 1.37%
Phreesia, Inc.*	101,354	$3,214,949

Hotels, Restaurants & Leisure 6.04%
First Watch Restaurant Group, Inc.*	121,705	2,268,581
Kura Sushi USA, Inc. Class A*(b)	55,922	5,564,798
Shake Shack, Inc. Class A*	66,279	5,147,227
Sweetgreen, Inc. Class A*	76,038	1,145,893
Total		14,126,499

Household Durables 0.97%
Green Brick Partners, Inc.*	40,244	2,274,591

Life Sciences Tools & Services 2.88%
Olink Holding AB ADR*(b)	104,225	1,980,275
Pacific Biosciences of California, Inc.*	360,773	4,765,811
Total		6,746,086

Media 4.67%
Integral Ad Science Holding Corp.*	287,767	5,999,942
Magnite, Inc.*	151,880	2,297,944
Perion Network Ltd. (Israel)*(a)	72,179	2,641,030
Total		10,938,916

Personal Care Products 2.53%
elf Beauty, Inc.*	50,791	5,928,325

Pharmaceuticals 4.24%
Aclaris Therapeutics, Inc.*	119,702	1,181,459
Intra-Cellular Therapies, Inc.*	28,015	1,732,448
Revance Therapeutics, Inc.*	65,786	1,554,523
Ventyx Biosciences, Inc.*	147,046	5,448,054
Total		9,916,484

Professional Services 2.76%
ICF International, Inc.	29,631	3,484,309
Verra Mobility Corp. Class A*	141,644	2,973,108
Total		6,457,417
Investments	Shares	Fair Value
Real Estate Management & Development 0.44%
Redfin Corp.*	69,109	$1,035,253

Semiconductors & Semiconductor Equipment 8.06%
Aehr Test Systems*	119,549	6,235,676
indie Semiconductor, Inc. Class A*(b)	390,581	3,702,708
Rambus, Inc.*	142,349	8,912,471
Total		18,850,855

Software 11.43%
Agilysys, Inc.*	16,753	1,233,523
Cerence, Inc.*	106,059	2,949,501
Clear Secure, Inc. Class A	73,064	1,732,348
JFrog Ltd. (Israel)*(a)	152,068	4,679,132
Olo, Inc. Class A*	156,099	1,226,938
Weave Communications, Inc.*	163,370	1,960,440
Yext, Inc.*	468,944	4,558,126
Zeta Global Holdings Corp. Class A*	412,354	3,801,904
Zuora, Inc. Class A*	393,185	4,612,060
Total		26,753,972

Wireless Telecommunication Services 0.85%
Gogo, Inc.*	131,223	1,977,531
Total Common Stocks (cost $164,255,991)		228,381,903

	Principal Amount

SHORT-TERM INVESTMENTS 4.52%

Repurchase Agreements 2.70%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $7,523,900 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $6,434,404; proceeds: $6,308,682 (cost $6,308,191)	$6,308,191	6,308,191

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND July 31, 2023

Investments	Shares	Fair Value
Money Market Funds 1.64%
Fidelity Government Portfolio(c) (cost $3,847,882)	3,847,882	$3,847,882

Time Deposits 0.18%
CitiBank N.A.(c) (cost $427,542)	427,542	427,542
Total Short-Term Investments (cost $10,583,615)		10,583,615
Total Investments in Securities 102.12% (cost $174,839,606)		238,965,518
Other Assets and Liabilities – Net (2.12)%		(4,963,211)
Net Assets 100.00%		$234,002,307

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$228,381,903	$–	$–	$228,381,903
Short-Term Investments
Repurchase Agreements	–	6,308,191	–	6,308,191
Money Market Funds	3,847,882	–	–	3,847,882
Time Deposits	–	427,542	–	427,542
Total	$232,229,785	$6,735,733	$–	$238,965,518

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.75%

COMMON STOCKS 99.75%

Aerospace & Defense 1.50%
Curtiss-Wright Corp.	100,008	$19,137,531

Automobile Components 1.41%
Gentherm, Inc.*	301,134	17,998,779

Banks 4.78%
Columbia Banking System, Inc.	528,042	11,801,739
East West Bancorp, Inc.	252,606	15,714,619
First BanCorp	1,152,708	17,117,729
Wintrust Financial Corp.	196,156	16,547,720
Total		61,181,807

Building Products 3.82%
Allegion PLC (Ireland)(a)	208,487	24,363,791
Masonite International Corp.*	234,624	24,529,939
Total		48,893,730

Capital Markets 4.89%
Cboe Global Markets, Inc.	165,632	23,135,478
Moelis & Co. Class A	419,756	20,496,685
TPG, Inc.	644,400	18,964,692
Total		62,596,855

Chemicals 2.21%
Avient Corp.	387,122	15,690,055
Axalta Coating Systems Ltd.*	394,058	12,609,856
Total		28,299,911

Commercial Services & Supplies 0.75%
Brady Corp. Class A	186,345	9,611,675

Construction & Engineering 2.55%
EMCOR Group, Inc.	151,602	32,600,494

Construction Materials 1.49%
Eagle Materials, Inc.	103,539	19,089,485
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.83%
BJ’s Wholesale Club Holdings, Inc.*	352,293	$23,360,549

Containers & Packaging 1.71%
Avery Dennison Corp.	119,103	21,916,143

Electric: Utilities 2.66%
IDACORP, Inc.	174,782	17,971,085
Portland General Electric Co.	337,467	16,087,052
Total		34,058,137

Electronic Equipment, Instruments & Components 2.91%
Belden, Inc.	161,900	15,646,016
Littelfuse, Inc.	70,940	21,608,324
Total		37,254,340

Energy Equipment & Services 1.28%
TechnipFMC PLC (United Kingdom)*(a)	896,469	16,441,241

Financial Services 1.02%
Euronet Worldwide, Inc.*	148,304	13,031,472

Ground Transportation 1.61%
Saia, Inc.*	48,651	20,586,184

Health Care Equipment & Supplies 5.16%
CONMED Corp.	119,500	14,465,475
Cooper Cos., Inc.	46,912	18,354,789
Lantheus Holdings, Inc.*	79,318	6,860,214
STERIS PLC(b)	116,684	26,318,076
Total		65,998,554

Health Care Providers & Services 3.34%
Molina Healthcare, Inc.*	97,951	29,825,100
R1 RCM, Inc.*	745,039	12,874,274
Total		42,699,374

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 6.49%
Caesars Entertainment, Inc.*	375,100	$22,138,402
Choice Hotels International, Inc.	176,833	23,120,915
Dave & Buster’s Entertainment, Inc.*	275,657	12,625,091
SeaWorld Entertainment, Inc.*	115,268	6,382,389
Texas Roadhouse, Inc. Class A	168,140	18,756,017
Total		83,022,814

Industrial REITS 1.44%
First Industrial Realty Trust, Inc.	356,136	18,412,231

Information Technology Services 0.85%
Perficient, Inc.*	171,346	10,930,161

Insurance 5.20%
American Financial Group, Inc.	185,279	22,531,779
RenaissanceRe Holdings Ltd.	94,588	17,665,255
Stewart Information Services Corp.	270,096	12,729,625
White Mountains Insurance Group Ltd.	8,767	13,562,724
Total		66,489,383

Leisure Products 1.63%
YETI Holdings, Inc.*	488,682	20,817,853

Life Sciences Tools & Services 3.96%
Bio-Techne Corp.	209,048	17,434,603
Charles River Laboratories International, Inc.*	81,994	17,181,023
Repligen Corp.*	93,426	16,028,165
Total		50,643,791
Investments	Shares	Fair Value
Machinery 4.06%
Columbus McKinnon Corp.	559,467	$23,687,833
Crane Co.	177,095	16,592,031
Crane NXT Co.	197,995	11,711,404
Total		51,991,268

Media 1.44%
Criteo SA ADR*	551,584	18,367,747

Metals & Mining 1.12%
Reliance Steel & Aluminum Co.	48,829	14,300,061

Oil, Gas & Consumable Fuels 3.76%
Chesapeake Energy Corp.	329,738	27,810,103
Permian Resources Corp. Class A	1,735,722	20,290,590
Total		48,100,693

Pharmaceuticals 1.28%
Organon & Co.	746,194	16,401,344

Professional Services 6.01%
Booz Allen Hamilton Holding Corp. Class A	229,461	27,783,138
ICF International, Inc.	130,338	15,326,445
Paylocity Holding Corp.*	61,054	13,850,100
WNS Holdings Ltd. ADR*	288,746	19,955,236
Total		76,914,919

Real Estate Management & Development 1.47%
Marcus & Millichap, Inc.	513,300	18,827,844

Residential REITS 1.34%
American Homes 4 Rent Class A	456,813	17,121,351

Semiconductors & Semiconductor Equipment 3.09%
Entegris, Inc.	220,259	24,164,615
FormFactor, Inc.*	414,992	15,421,103
Total		39,585,718

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2023

Investments	Shares	Fair Value
Software 6.04%
Aspen Technology, Inc.*	89,726	$16,016,091
CommVault Systems, Inc.*	350,480	27,312,906
Descartes Systems Group, Inc. (Canada)*(a)	273,863	21,325,712
Dolby Laboratories, Inc. Class A	142,903	12,662,635
Total		77,317,344

Specialized REITS 0.67%
National Storage Affiliates Trust	252,694	8,538,530

Specialty Retail 1.53%
Valvoline, Inc.	514,100	19,520,377

Textiles, Apparel & Luxury Goods 1.23%
Deckers Outdoor Corp.*	28,840	15,680,020

Trading Companies & Distributors 2.22%
AerCap Holdings NV (Ireland)*(a)	444,697	28,376,116
Total Common Stocks (cost $1,047,765,048)		1,276,115,826

	Principal Amount

SHORT-TERM INVESTMENTS 0.36%

Repurchase Agreements 0.36%
Repurchase Agreement dated 7/31/2023, 2.800% due 8/1/2023 with Fixed Income Clearing Corp. collateralized by $5,513,600 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $4,715,205; proceeds: $4,623,085 (cost $4,622,725)	$4,622,725	4,622,725
Investments	Shares	Fair Value
Money Market Funds 0.00%
Fidelity Government Portfolio(c) (cost $21,128)	21,128	$21,128

Time Deposits 0.00%
CitiBank N.A.(c) (cost $2,348)	2,348	2,348
Total Short-Term Investments (cost $4,646,201)		4,646,201
Total Investments in Securities 100.11% (cost $1,052,411,249)		1,280,762,027
Other Assets and Liabilities – Net (0.11)%		(1,393,172)
Net Assets 100.00%		$1,279,368,855

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND July 31, 2023

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,276,115,826	$–	$–	$1,276,115,826
Short-Term Investments
Repurchase Agreements	–	4,622,725	–	4,622,725
Money Market Funds	21,128	–	–	21,128
Time Deposits	–	2,348	–	2,348
Total	$1,276,136,954	$4,625,073	$–	$1,280,762,027

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund and Focused Large Cap Value Fund.

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other

Notes to Schedule of Investments (unaudited)(continued)

instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2023, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Health Care Fund	$96,019	$98,688
International Equity Fund	6,303,131	6,626,643
International Opportunities Fund	1,441,683	1,509,790
Micro Cap Growth Fund	4,242,386	4,275,424
Value Opportunities Fund	22,555	23,476

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2023:

Affiliated Issuer	Value at 10/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss	)	Change in Appreciation (Depreciation	)	Value at 7/31/2023	Shares as of 7/31/2023	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$130,614,911	$4,427,496	$(15,299,971)	$77,649		$8,134,074		$127,954,159	5,059,477	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	66,432,704	2,521,943	(6,602,291)	424,204	(a)	6,420,261		67,095,955	2,382,669	421,077
Lord Abbett Securities Trust - International Opportunities Fund - Class I	127,886,274	2,626,600	(29,959,860)	(390,021)		27,200,039		127,363,032	6,763,836	2,427,053
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	66,791,628	222,989	(7,643,123)	1,496,834		2,989,157		63,857,485	3,479,972	–
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund Class I	132,523,683	3,852,844	(20,320,360)	(3,505,601	)(b)	22,769,371		131,949,170	6,766,624	482,078
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	131,587,768	11,466,931	(15,009,390)	7,214,180	(c)	6,369,806		131,835,494	7,130,097	1,136,519
Total				$5,317,245		$73,882,708		$650,055,295		$4,466,727

(a)	Includes $2,100,866 of distributed capital gains.
(b)	Includes $3,370,767 of distributed capital gains.
(c)	Includes $9,793,801 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2023, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Alpha Strategy Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. – Class I	19.69%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	10.32%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.59%
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	9.82%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	20.30%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.28%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Rambus, Inc.	2.54%
Duolingo, Inc.	2.43%
TransMedics Group, Inc.	2.42%
DoubleVerify Holdings, Inc.	2.22%
Global-e Online Ltd.	2.15%
Allegro MicroSystems, Inc.	2.08%
Glaukos Corp.	2.04%
Remitly Global, Inc.	2.01%
Flywire Corp.	2.00%
Roku, Inc.	1.86%

Holdings by Sector	% of Investments
Communication Services	3.64%
Consumer Discretionary	13.67%
Consumer Staples	1.77%
Financials	7.06%
Health Care	25.40%
Industrials	18.62%
Information Technology	25.62%
Money Market Funds	1.47%
Time Deposits	0.16%
Repurchase Agreements	2.59%
Total	100.00%

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Masonite International Corp.	3.27%
Belden, Inc.	2.97%
Cars.com, Inc.	2.96%
TechnipFMC PLC	2.88%
WNS Holdings Ltd.	2.87%
Organon & Co.	2.79%
MRC Global, Inc.	2.77%
Compass Diversified Holdings	2.76%
Kemper Corp.	2.75%
Brady Corp.	2.65%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communication Services	2.96%
Consumer Discretionary	11.84%
Consumer Staples	1.96%
Energy	7.66%
Financials	32.45%
Health Care	7.55%
Industrials	17.28%
Information Technology	11.06%
Materials	4.03%
Real Estate	2.43%
Repurchase Agreements	0.78%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Brookfield Infrastructure Corp.	2.65%
Gerresheimer AG	1.93%
B&M European Value Retail SA	1.81%
Man Group PLC	1.76%
REN - Redes Energeticas Nacionais SGPS SA	1.68%
Britvic PLC	1.62%
Federal Bank Ltd.	1.53%
Simplex Holdings, Inc.	1.52%
Okinawa Cellular Telephone Co.	1.49%
Nichirei Corp.	1.47%

Holdings by Sector	% of Investments
Communication Services	5.35%
Consumer Discretionary	10.94%
Consumer Staples	8.17%
Energy	3.43%
Financials	12.15%
Health Care	4.98%
Industrials	18.94%
Information Technology	12.93%
Materials	9.54%
Real Estate	6.82%
Utilities	4.33%
Money Market Funds	0.40%
Time Deposits	0.04%
Repurchase Agreements	1.98%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Rambus, Inc.	3.73%
TransMedics Group, Inc.	3.24%
RxSight, Inc.	3.02%
Remitly Global, Inc.	2.79%
Aehr Test Systems	2.61%
Integral Ad Science Holding Corp.	2.51%
elf Beauty, Inc.	2.48%
Napco Security Technologies, Inc.	2.44%
Flywire Corp.	2.41%
AvidXchange Holdings, Inc.	2.36%

Holdings by Sector	% of Investments
Communication Services	5.81%
Consumer Discretionary	8.86%
Consumer Staples	5.12%
Financials	8.07%
Health Care	32.72%
Industrials	10.88%
Information Technology	23.68%
Real Estate	0.43%
Money Market Funds	1.61%
Time Deposits	0.18%
Repurchase Agreements	2.64%
Total	100.00%

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
Masonite International Corp.	2.44%
TechnipFMC PLC	2.37%
Permian Resources Corp.	2.34%
Cars.com, Inc.	2.23%
CommVault Systems, Inc.	2.09%
Belden, Inc.	2.07%
Bancorp, Inc.	2.02%
MEG Energy Corp.	1.97%
CI Financial Corp.	1.89%
Organon & Co.	1.86%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	3.73%
Consumer Discretionary	11.86%
Consumer Staples	3.22%
Energy	7.95%
Financials	26.94%
Health Care	6.14%
Industrials	20.92%
Information Technology	9.76%
Materials	4.49%
Real Estate	3.50%
Utilities	0.75%
Repurchase Agreements	0.74%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
EMCOR Group, Inc.	2.55%
Molina Healthcare, Inc.	2.33%
AerCap Holdings NV	2.22%
Chesapeake Energy Corp.	2.17%
Booz Allen Hamilton Holding Corp.	2.17%
CommVault Systems, Inc.	2.13%
STERIS PLC	2.05%
Masonite International Corp.	1.92%
Allegion PLC	1.90%
Entegris, Inc.	1.89%

Holdings by Sector	% of Investments
Communication Services	1.44%
Consumer Discretionary	12.26%
Consumer Staples	1.82%
Energy	5.04%
Financials	15.87%
Health Care	13.72%
Industrials	22.50%
Information Technology	12.89%
Materials	6.53%
Real Estate	4.91%
Utilities	2.66%
Time Deposits	0.00%
Money Market Funds	0.00%
Repurchase Agreements	0.36%
Total	100.00%

QPHR-SET-3Q
(09/23)